VARIABLE INTEREST ENTITY (VIEs) - Significant Assets & Liabilities of CMBL Lessor VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Restricted cash	$ 162,415	$ 193,273
Liabilities
Long-term debt	1,374,710	1,331,112
Eskimo SPV Agreement | Golar Eskimo
Assets
Restricted cash	0	4,031
Liabilities
Long-term debt	$ 232,931	$ 254,070